Calvert
High Yield Bond Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 0.7%

Security	Shares	Value
Energy — 0.2%
Enviva LLC(1)(2)	60,773	$ 1,063,558
		$ 1,063,558
Environmental — 0.5%
GFL Environmental, Inc.(3)	47,500	$ 2,115,650
		$ 2,115,650
Total Common Stocks (identified cost $1,479,440)		$ 3,179,208

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Homebuilders/Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$695	$ 648,852
		$ 648,852
Utilities — 0.5%
NextEra Energy Partners LP, 2.50%, 6/15/26(3)(4)	$2,457	$ 2,318,941
		$ 2,318,941
Total Convertible Bonds (identified cost $2,929,373)		$ 2,967,793

Corporate Bonds — 85.9%

Security	Principal Amount* (000's omitted)		Value
Aerospace — 1.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(4)		2,682	$ 2,705,381
Moog, Inc., 4.25%, 12/15/27(4)		1,357	1,296,314
Science Applications International Corp., 4.875%, 4/1/28(4)		2,268	2,184,263
			$ 6,185,958
Automotive & Auto Parts — 2.8%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)		1,580	$ 1,565,083
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(5)	EUR	1,272	1,319,182
6.25%, 5/15/26(4)		420	420,901
8.50%, 5/15/27(4)		3,491	3,502,855
Ford Motor Co., 4.75%, 1/15/43		2,109	1,664,561
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)(4)		2,139	1,840,966
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)		2,723	2,799,637
			$13,113,185
Security	Principal Amount* (000's omitted)		Value
Banks & Thrifts — 0.5%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(6)(7)		2,066	$ 2,061,943
			$ 2,061,943
Broadcasting — 0.4%
Playtika Holding Corp., 4.25%, 3/15/29(4)		1,887	$ 1,717,862
			$ 1,717,862
Building Materials — 2.8%
CP Atlas Buyer, Inc., 7.00%, 12/1/28(3)(4)		2,137	$ 1,881,841
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(4)		1,317	1,247,297
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)		3,107	3,033,786
Standard Building Solutions, Inc., 6.50%, 8/15/32(4)		560	561,379
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	1,157	1,175,695
3.375%, 1/15/31(4)		1,121	962,076
4.375%, 7/15/30(4)		1,128	1,034,364
4.75%, 1/15/28(4)		2,000	1,915,692
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(4)		1,216	1,291,429
			$13,103,559
Cable/Satellite TV — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)		1,186	$1,035,076
4.50%, 8/15/30(4)		1,574	1,414,689
4.75%, 3/1/30(4)		3,129	2,860,911
5.00%, 2/1/28(4)		1,000	964,739
5.375%, 6/1/29(4)		687	657,652
CSC Holdings LLC:
5.50%, 4/15/27(4)		740	663,128
11.75%, 1/31/29(4)		415	410,104
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(4)		295	287,732
			$8,294,031
Capital Goods — 2.8%
Arcosa, Inc., 6.875%, 8/15/32(4)		1,335	$1,358,049
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(8)		1,579	1,607,547
Calderys Financing LLC, 11.25%, 6/1/28(4)		2,000	2,143,284
Chart Industries, Inc., 9.50%, 1/1/31(4)		1,389	1,494,236
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(3)(4)		785	636,701
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)		1,981	1,986,118
Esab Corp., 6.25%, 4/15/29(4)		1,544	1,565,136
Madison IAQ LLC, 5.875%, 6/30/29(4)		2,310	2,183,723
			$12,974,794

Calvert
High Yield Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals — 3.1%
Avient Corp.:
6.25%, 11/1/31(4)		870	$ 859,107
7.125%, 8/1/30(4)		2,183	2,239,275
Compass Minerals International, Inc., 6.75%, 12/1/27(3)(4)		1,465	1,444,604
Herens Holdco SARL, 4.75%, 5/15/28(4)		1,787	1,650,926
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)		2,439	2,249,591
Olympus Water U.S. Holding Corp.:
7.25%, 6/15/31(4)		1,000	1,020,085
9.75%, 11/15/28(4)		2,339	2,484,641
SNF Group SACA:
2.625%, 2/1/29(5)	EUR	1,289	1,288,845
2.625%, 2/1/29(4)	EUR	100	99,988
WR Grace Holdings LLC, 4.875%, 6/15/27(4)		1,163	1,128,467
			$14,465,529
Consumer Products — 2.4%
Acushnet Co., 7.375%, 10/15/28(4)		2,071	$2,143,116
Edgewell Personal Care Co.:
4.125%, 4/1/29(4)		1,333	1,230,503
5.50%, 6/1/28(4)		954	934,595
Masterbrand, Inc., 7.00%, 7/15/32(4)		1,827	1,841,875
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		3,071	2,658,090
Tempur Sealy International, Inc., 3.875%, 10/15/31(4)		2,860	2,497,698
			$11,305,877
Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	850	$752,764
4.00%, 9/1/29(3)(4)		2,002	1,722,006
Ball Corp., 6.875%, 3/15/28		802	820,963
Berry Global, Inc., 5.625%, 7/15/27(3)(4)		779	778,494
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(4)		1,786	1,609,935
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,140,845
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		554	548,408
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(3)(4)		1,111	1,082,636
Trivium Packaging Finance BV:
5.50%, 8/15/26(4)		1,852	1,832,545
8.50%, 8/15/27(4)		660	659,732
			$10,948,328
Diversified Financial Services — 5.1%
Ally Financial, Inc., 4.70% to 5/15/26(6)(7)		1,966	$1,840,748
Boost Newco Borrower LLC, 7.50%, 1/15/31(4)		1,522	1,596,813
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(4)		3,495	3,524,243
CI Financial Corp., 4.10%, 6/15/51		1,110	768,126
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Compass Group Diversified Holdings LLC:
5.00%, 1/15/32(4)	721	$ 663,382
5.25%, 4/15/29(4)	1,888	1,813,630
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)	1,634	1,681,472
Focus Financial Partners LLC, 6.75%, 9/15/31(4)	1,860	1,854,655
Hightower Holding LLC, 9.125%, 1/31/30(3)(4)	1,997	2,105,427
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(4)	370	380,986
8.125%, 3/30/29(4)	1,190	1,262,481
MSCI, Inc., 3.875%, 2/15/31(4)	1,435	1,314,870
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(4)	953	904,888
3.625%, 3/1/29(4)	1,699	1,539,833
4.00%, 10/15/33(4)	793	661,195
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(4)	1,792	1,824,053
		$23,736,802
Diversified Media — 1.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	565	$519,532
6.125%, 12/1/28(4)	1,493	1,334,595
Cars.com, Inc., 6.375%, 11/1/28(4)	1,968	1,958,683
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(3)(4)	1,700	1,535,871
7.875%, 4/1/30(4)	1,072	1,104,576
CMG Media Corp., 8.875%, 6/18/29(4)	426	320,512
Stagwell Global LLC, 5.625%, 8/15/29(4)	2,298	2,190,659
		$8,964,428
Entertainment/Film — 0.7%
Cinemark USA, Inc.:
5.25%, 7/15/28(3)(4)	1,517	$1,480,765
7.00%, 8/1/32(3)(4)	1,725	1,761,820
		$3,242,585
Environmental — 2.0%
Clean Harbors, Inc.:
4.875%, 7/15/27(4)	500	$490,239
5.125%, 7/15/29(4)	1,000	960,867
6.375%, 2/1/31(4)	280	282,140
GFL Environmental, Inc.:
3.50%, 9/1/28(4)	1,631	1,538,501
3.75%, 8/1/25(4)	387	383,715
4.00%, 8/1/28(4)	1,500	1,421,571
4.75%, 6/15/29(4)	1,389	1,335,109
Reworld Holding Corp.:
4.875%, 12/1/29(4)	1,948	1,803,701
5.00%, 9/1/30	700	647,061

Calvert
High Yield Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Environmental (continued)
Wrangler Holdco Corp., 6.625%, 4/1/32(4)		565	$ 575,743
			$ 9,438,647
Food & Drug Retail — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(4)		2,108	$ 2,010,474
5.875%, 2/15/28(4)		1,295	1,290,726
Ingles Markets, Inc., 4.00%, 6/15/31(4)		2,660	2,357,217
			$ 5,658,417
Food, Beverage & Tobacco — 4.5%
BellRing Brands, Inc., 7.00%, 3/15/30(4)		2,032	$2,084,594
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(4)(8)		3,665	3,884,968
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(4)		1,518	1,462,904
7.625%, 7/1/29(4)		1,815	1,879,133
Darling Ingredients, Inc.:
5.25%, 4/15/27(4)		500	494,336
6.00%, 6/15/30(4)		711	702,006
Performance Food Group, Inc.:
4.25%, 8/1/29(4)		2,496	2,318,666
6.125%, 9/15/32(4)		1,288	1,289,551
Pilgrim's Pride Corp., 3.50%, 3/1/32		2,000	1,727,155
Triton Water Holdings, Inc., 6.25%, 4/1/29(4)		1,660	1,649,630
U.S. Foods, Inc., 4.75%, 2/15/29(4)		2,490	2,387,124
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(4)		1,230	1,211,373
			$21,091,440
Healthcare — 9.6%
AHP Health Partners, Inc., 5.75%, 7/15/29(4)		1,912	$1,859,006
AMN Healthcare, Inc.:
4.00%, 4/15/29(3)(4)		1,496	1,349,291
4.625%, 10/1/27(4)		122	116,525
AthenaHealth Group, Inc., 6.50%, 2/15/30(3)(4)		4,550	4,328,579
Avantor Funding, Inc.:
3.875%, 7/15/28(5)	EUR	600	621,417
4.625%, 7/15/28(4)		1,022	976,361
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(4)		901	921,011
Encompass Health Corp., 4.75%, 2/1/30		1,247	1,183,055
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)		1,639	1,643,767
HealthEquity, Inc., 4.50%, 10/1/29(4)		2,021	1,896,920
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)		3,390	3,598,339
IQVIA, Inc.:
2.25%, 3/15/29(5)	EUR	769	761,111
5.00%, 5/15/27(4)		594	585,249
LifePoint Health, Inc.:
4.375%, 2/15/27(4)		1,260	1,208,619
Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
LifePoint Health, Inc.: (continued)
5.375%, 1/15/29(3)(4)	2,679	$ 2,351,704
9.875%, 8/15/30(4)	655	707,536
10.00%, 6/1/32(4)	295	300,309
Medline Borrower LP, 5.25%, 10/1/29(4)	3,989	3,853,430
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)	2,357	2,099,851
3.875%, 5/15/32(4)	1,089	945,854
6.25%, 1/15/33(4)	765	756,778
Option Care Health, Inc., 4.375%, 10/31/29(4)	2,368	2,186,075
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30(3)	2,023	1,897,419
4.90%, 12/15/44	513	399,844
Prestige Brands, Inc., 3.75%, 4/1/31(4)	1,119	983,256
Surgery Center Holdings, Inc., 7.25%, 4/15/32(3)(4)	2,130	2,175,463
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)(8)	1,452	1,606,227
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	2,256	2,301,931
Varex Imaging Corp., 7.875%, 10/15/27(4)	784	802,918
		$44,417,845
Homebuilders/Real Estate — 5.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)	312	$287,394
4.625%, 4/1/30(4)	1,628	1,478,860
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(4)	1,124	1,124,476
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(4)	2,496	2,379,508
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	2,032	2,035,746
8.875%, 9/1/31(4)	1,557	1,677,351
Dycom Industries, Inc., 4.50%, 4/15/29(4)	2,592	2,423,154
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)	4,408	4,661,273
KB Home:
4.00%, 6/15/31(3)	75	66,277
4.80%, 11/15/29	491	463,320
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(3)(4)	2,416	2,234,445
7.375%, 2/15/31(4)	1,187	1,241,739
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(4)	1,082	1,072,050
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(4)	1,309	1,255,293
5.75%, 1/15/28(4)	306	304,223
TopBuild Corp.:
3.625%, 3/15/29(4)	1,000	916,901
4.125%, 2/15/32(4)	2,051	1,818,527
		$25,440,537

Calvert
High Yield Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Insurance — 3.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(4)		317	$ 314,265
6.75%, 10/15/27(4)		4,251	4,220,138
7.00%, 1/15/31(4)		1,104	1,109,521
7.375%, 10/1/32(4)		230	232,404
AmWINS Group, Inc., 4.875%, 6/30/29(4)		2,670	2,519,473
AssuredPartners, Inc., 5.625%, 1/15/29(4)		2,300	2,327,995
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)		1,664	1,801,871
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)		1,313	1,327,554
Ryan Specialty LLC, 5.875%, 8/1/32(4)		2,687	2,660,407
			$16,513,628
Leisure — 0.9%
Boyne USA, Inc., 4.75%, 5/15/29(4)		2,265	$2,148,923
Life Time, Inc.:
5.75%, 1/15/26(4)		960	959,606
8.00%, 4/15/26(4)		1,172	1,174,010
			$4,282,539
Metals/Mining — 1.8%
Constellium SE:
3.125%, 7/15/29(5)	EUR	1,150	$1,134,257
3.75%, 4/15/29(4)		845	765,620
5.625%, 6/15/28(3)(4)		1,000	982,817
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)		1,721	1,697,961
6.125%, 4/1/29(4)		995	999,823
Novelis Corp.:
3.25%, 11/15/26(4)		500	476,698
3.875%, 8/15/31(4)		1,500	1,293,162
4.75%, 1/30/30(4)		927	856,665
			$8,207,003
Publishing/Printing — 1.2%
Cimpress PLC, 7.375%, 9/15/32(4)		1,437	$1,429,382
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)		1,345	1,314,715
7.375%, 9/1/31(4)		860	881,228
8.00%, 8/1/29(4)		1,906	1,908,384
			$5,533,709
Railroad — 0.5%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(4)		2,355	$2,429,768
			$2,429,768
Restaurants — 0.4%
Yum! Brands, Inc., 3.625%, 3/15/31		1,824	$1,614,270
			$1,614,270
Security	Principal Amount* (000's omitted)	Value
Services — 7.9%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	2,602	$ 2,554,926
APi Group DE, Inc., 4.75%, 10/15/29(3)(4)	2,577	2,436,172
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)	2,514	2,507,975
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)	1,293	1,206,759
EquipmentShare.com, Inc., 8.625%, 5/15/32(4)	1,154	1,207,428
Gartner, Inc.:
3.625%, 6/15/29(4)	788	732,646
4.50%, 7/1/28(4)	1,143	1,114,632
Imola Merger Corp., 4.75%, 5/15/29(4)	3,207	3,043,829
Korn Ferry, 4.625%, 12/15/27(4)	2,366	2,286,311
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	1,954	1,815,197
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(4)	1,504	1,539,554
7.75%, 3/15/31(4)	347	363,306
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	2,570	2,617,085
Summer BC Bidco B LLC, 5.50%, 10/31/26(4)	1,617	1,591,921
VT Topco, Inc., 8.50%, 8/15/30(4)	3,471	3,680,613
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(3)(4)	2,797	2,788,477
WESCO Distribution, Inc.:
6.625%, 3/15/32(4)	400	407,050
7.25%, 6/15/28(4)	2,479	2,522,653
Windsor Holdings III LLC, 8.50%, 6/15/30(4)	2,277	2,398,731
		$36,815,265
Steel — 0.5%
TMS International Corp., 6.25%, 4/15/29(4)	2,525	$2,436,542
		$2,436,542
Super Retail — 5.7%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$662,855
4.625%, 11/15/29(3)(4)	398	370,943
4.75%, 3/1/30	1,118	1,046,678
5.00%, 2/15/32(4)	162	147,957
Bath & Body Works, Inc.:
6.625%, 10/1/30(4)	435	439,969
6.75%, 7/1/36	196	199,455
6.95%, 3/1/33	1,244	1,265,102
9.375%, 7/1/25(4)	578	588,525
Champ Acquisition Corp., 8.375%, 12/1/31(4)	1,180	1,206,644
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	2,361	2,453,081
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(4)	1,776	1,871,004
Group 1 Automotive, Inc.:
4.00%, 8/15/28(4)	1,761	1,650,013
6.375%, 1/15/30(4)	380	381,709
Hanesbrands, Inc., 9.00%, 2/15/31(3)(4)	1,340	1,430,096
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	1,490	1,433,510

Calvert
High Yield Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)	1,245	$ 1,164,185
8.25%, 8/1/31(4)	209	217,045
Lithia Motors, Inc.:
3.875%, 6/1/29(4)	958	876,349
4.375%, 1/15/31(4)	1,324	1,205,306
4.625%, 12/15/27(4)	1,173	1,135,811
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(3)(4)	2,343	2,249,447
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)	1,709	1,614,416
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)	2,129	1,967,535
4.875%, 11/15/31(4)	816	732,894
		$26,310,529
Technology — 4.8%
Ciena Corp., 4.00%, 1/31/30(3)(4)	1,403	$1,295,426
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)	1,282	1,259,934
9.00%, 9/30/29(4)	2,446	2,486,466
Coherent Corp., 5.00%, 12/15/29(3)(4)	995	950,461
Ellucian Holdings, Inc., 6.50%, 12/1/29(4)	697	699,038
Fair Isaac Corp., 4.00%, 6/15/28(4)	2,050	1,936,166
Insight Enterprises, Inc., 6.625%, 5/15/32(4)	2,010	2,023,885
McAfee Corp., 7.375%, 2/15/30(3)(4)	2,194	2,133,646
ON Semiconductor Corp., 3.875%, 9/1/28(3)(4)	1,804	1,693,383
Open Text Holdings, Inc., 4.125%, 2/15/30(4)	1,352	1,227,319
Seagate HDD Cayman:
4.091%, 6/1/29	328	306,182
9.625%, 12/1/32	1,326	1,496,966
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)	1,511	1,322,627
4.375%, 2/15/30(4)	199	182,475
SS&C Technologies, Inc., 5.50%, 9/30/27(4)	1,172	1,161,765
VM Consolidated, Inc., 5.50%, 4/15/29(4)	2,312	2,251,892
		$22,427,631
Telecommunications — 2.9%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(4)	1,335	$1,217,593
Iliad Holding SASU:
7.00%, 10/15/28(4)	625	633,885
7.00%, 4/15/32(4)	795	800,016
8.50%, 4/15/31(4)	580	617,331
Sable International Finance Ltd., 7.125%, 10/15/32(4)	742	728,258
Virgin Media Finance PLC, 5.00%, 7/15/30(4)	332	281,423
Virgin Media Secured Finance PLC:
4.50%, 8/15/30(4)	241	208,425
5.50%, 5/15/29(4)	1,107	1,039,556
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	283	$ 331,068
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(4)		1,425	1,350,976
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(4)		1,540	1,326,045
7.75%, 4/15/32(4)		520	524,741
Zegona Finance PLC, 8.625%, 7/15/29(4)		2,601	2,766,857
Ziggo Bond Co. BV:
5.125%, 2/28/30(4)		383	345,609
6.00%, 1/15/27(4)		710	704,858
Ziggo BV, 4.875%, 1/15/30(4)		506	465,843
			$13,342,484
Transport Excluding Air & Rail — 0.4%
Seaspan Corp., 5.50%, 8/1/29(4)		1,874	$1,751,941
			$1,751,941
Utilities — 4.5%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(4)		575	$543,645
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(4)		1,440	1,437,273
Clearway Energy Operating LLC, 4.75%, 3/15/28(4)		1,221	1,168,685
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(4)		1,731	1,583,706
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)		2,436	2,232,423
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(4)		924	885,425
NRG Energy, Inc.:
3.375%, 2/15/29(4)		3,063	2,781,781
5.75%, 1/15/28		1,021	1,018,186
6.00%, 2/1/33(4)		1,036	1,007,013
6.25%, 11/1/34(4)		707	694,016
10.25% to 3/15/28(4)(6)(7)		1,354	1,496,893
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)		1,635	1,535,635
TerraForm Power Operating LLC:
4.75%, 1/15/30(4)		1,050	971,484
5.00%, 1/31/28(4)		1,402	1,351,875
TransAlta Corp., 7.75%, 11/15/29		2,246	2,344,033
			$21,052,073
Total Corporate Bonds (identified cost $403,392,265)			$398,879,149

Calvert
High Yield Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Preferred Stocks — 0.4%

Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(3)(6)	82,247	$ 2,098,943
Total Preferred Stocks (identified cost $2,232,984)		$ 2,098,943

Senior Floating-Rate Loans — 7.5%(9)

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.2%
Clarios Global LP, Term Loan, 6.857%, (SOFR + 2.50%), 5/6/30	$1,080	$ 1,085,805
		$ 1,085,805
Broadcasting — 0.0%(10)
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(11)	$144	$ 144,894
		$ 144,894
Building Materials — 0.4%
Associated Materials, Inc., Term Loan, 3/8/29(11)	$1,600	$ 1,580,000
		$ 1,580,000
Capital Goods — 0.5%
EMRLD Borrower LP, Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	$2,326	$2,338,586
		$2,338,586
Diversified Media — 0.1%
CMG Media Corp., Term Loan, 7.929%, (SOFR + 3.50%), 6/18/29	$382	$344,914
		$344,914
Food, Beverage & Tobacco — 0.6%
Triton Water Holdings, Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/31/28	$2,788	$2,813,203
		$2,813,203
Healthcare — 1.1%
Jazz Financing Lux SARL, Term Loan, 6.607%, (SOFR + 2.25%), 5/5/28	$1,395	$1,400,583
Pluto Acquisition I, Inc.:
Term Loan, 9.837%, (SOFR + 5.50%), 6/20/28	398	407,107
Term Loan - Second Lien, 8.523%, (SOFR + 4.00%), 9/20/28	1,064	974,349
Team Health Holdings, Inc., Term Loan, 9.835%, (SOFR + 5.25%), 3/2/27	2,186	2,119,776
		$4,901,815
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.4%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.079%, (SOFR + 4.75%), 5/6/32	$1,782	$ 1,828,719
		$ 1,828,719
Restaurants — 0.6%
IRB Holding Corp., Term Loan, 6.857%, (SOFR + 2.50%), 12/15/27	$2,881	$ 2,887,263
		$ 2,887,263
Services — 0.6%
AlixPartners LLP, Term Loan, 6.972%, (SOFR + 2.50%), 2/4/28	$2,939	$ 2,953,718
		$ 2,953,718
Super Retail — 1.3%
Hanesbrands, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 3/8/30	$347	$350,250
Mavis Tire Express Services Corp., Term Loan, 7.857%, (SOFR + 3.50%), 5/4/28	1,714	1,727,292
Petco Health & Wellness Co., Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/3/28	1,227	1,194,968
PetSmart, Inc., Term Loan, 8.207%, (SOFR + 3.75%), 2/11/28	2,772	2,766,627
		$6,039,137
Technology — 1.7%
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29	$1,551	$1,557,437
Fortress Intermediate 3, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 6/27/31	4,204	4,222,878
Riverbed Technology, Inc., Term Loan, 8.829%, (SOFR + 4.50%), 6.829% cash, 2.00% PIK, 7/1/28	412	251,199
Travelport Finance (Luxembourg) SARL, Term Loan, 12.855%, (SOFR + 8.26%), 9/30/28	2,040	1,915,337
		$7,946,851
Total Senior Floating-Rate Loans (identified cost $34,804,394)		$34,864,905

Miscellaneous — 0.0%

Security	Principal Amount	Value
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(12)	$679,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Calvert
High Yield Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 9.0%

Affiliated Fund — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(13)	16,852,552	$ 16,852,552
Total Affiliated Fund (identified cost $16,852,552)		$ 16,852,552
Securities Lending Collateral — 5.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(14)	24,992,563	$ 24,992,563
Total Securities Lending Collateral (identified cost $24,992,563)		$ 24,992,563
Total Short-Term Investments (identified cost $41,845,115)		$ 41,845,115
Total Investments — 104.1% (identified cost $486,683,571)		$483,835,113

Other Assets, Less Liabilities — (4.1)%	$(19,277,852)

Net Assets — 100.0%	$464,557,261

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security. Total market value of restricted securities amounts to $1,063,558, which represents 0.2% of the net assets of the Fund as of December 31, 2024.
(3)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $27,276,042 and the total market value of the collateral received by the Fund was $28,137,544, comprised of cash of $24,992,563 and U.S. government and/or agencies securities of $3,144,981.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $368,630,299 or 79.4% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $7,384,339 or 1.7% of the Fund's net assets.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	Amount is less than 0.05%.
(11)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(14)	Represents investment of cash collateral received in connection with securities lending.

Calvert
High Yield Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,487,041	EUR	7,816,632	State Street Bank and Trust Company	1/31/25	$381,193	$ —
USD	45,379	EUR	43,644	State Street Bank and Trust Company	1/31/25	120	—
USD	348,687	GBP	268,140	State Street Bank and Trust Company	1/31/25	13,083	—
USD	7,565	GBP	6,008	State Street Bank and Trust Company	1/31/25	45	—
						$394,441	$ —
Restricted Securities
Description	Acquisition Date	Cost
Enviva LLC	12/6/24	$380,336

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended December 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $16,852,552, which represents 3.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Instituational Class(1)	$21,244,985	$34,742,048	$(39,134,481)	$ —	$ —	$16,852,552	$198,682	16,852,552

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Calvert
High Yield Bond Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$2,115,650	$1,063,558	$ —	$3,179,208
Convertible Bonds	—	2,967,793	—	2,967,793
Corporate Bonds	—	398,879,149	—	398,879,149
Preferred Stocks	2,098,943	—	—	2,098,943
Senior Floating-Rate Loans	—	34,864,905	—	34,864,905
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	16,852,552	—	—	16,852,552
Securities Lending Collateral	24,992,563	—	—	24,992,563
Total Investments	$46,059,708	$437,775,405	$0	$483,835,113
Forward Foreign Currency Exchange Contracts	$ —	$394,441	$ —	$394,441
Total	$46,059,708	$438,169,846	$ —	$484,229,554

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2024, is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.